UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EP Emerging Markets Fund
Class A/EPASX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class A/EPASX)	$190	1.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EP Emerging Markets Fund (EPASX) returned 16.73%, which compared unfavorably to the 27.92% return of the MSCI Emerging Markets Index.  Regarding industry allocation, the Fund’s overweight allocation to Staples was a positive contributor while an underweight allocation to Information Technology and Financials was a drag on relative performance. Related to country allocation, the Fund’s overweight allocation to Mexico and Brazil were positive contributors while an underweight allocation to Taiwan and Korea was a drag on relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EP Emerging Markets Fund (Class A/EPASX)	11.51%	3.23%	4.67%
EP Emerging Markets Fund (Class A/EPASX) — excluding sales load	16.73%	4.18%	5.16%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$107,019,446
Total number of portfolio holdings	61
Total advisory fees paid (net)	$899,111
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.3%
Astra International Tbk P.T.	4.3%
Alibaba Group Holding Ltd.	4.0%
British American Tobacco PLC	3.6%
Samsung Electronics Co., Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Tencent Holdings Ltd.	3.0%
Luzhou Laojiao Co., Ltd. - Class A	2.6%
B2Gold Corp.	2.5%
Vale S.A.	2.3%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EP Emerging Markets Fund - Class A

EP Emerging Markets Fund
Class I/EPEIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class I/EPEIX)	$163	1.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EP Emerging Markets Fund (EPEIX) returned 16.97%, which compared unfavorably to the 27.92% return of the MSCI Emerging Markets Index.  Regarding industry allocation, the Fund’s overweight allocation to Staples was a positive contributor while an underweight allocation to Information Technology and Financials was a drag on relative performance. Related to country allocation, the Fund’s overweight allocation to Mexico and Brazil were positive contributors while an underweight allocation to Taiwan and Korea was a drag on relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EP Emerging Markets Fund (Class I/EPEIX)	16.97%	4.43%	5.42%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$107,019,446
Total number of portfolio holdings	61
Total advisory fees paid (net)	$899,111
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.3%
Astra International Tbk P.T.	4.3%
Alibaba Group Holding Ltd.	4.0%
British American Tobacco PLC	3.6%
Samsung Electronics Co., Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Tencent Holdings Ltd.	3.0%
Luzhou Laojiao Co., Ltd. - Class A	2.6%
B2Gold Corp.	2.5%
Vale S.A.	2.3%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EP Emerging Markets Fund - Class I

EuroPac Gold Fund
Class A/EPGFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class A/EPGFX)	$175	1.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For fiscal year ending October 31st, 2025, the EuroPac Gold Fund (EPGFX) had a total return of 62.62%.   The overall environment for gold and gold stocks over the past year was the largest contributor to the performance.
The Fund’s investments were concentrated in larger royalty companies and junior exploration and development companies. The royalty companies as a group underperformed the large miners during the period. They are generally considered a lower-risk segment within the gold equity space, though all investments involve risk. Smaller-cap stocks historically exhibit greater volatility and may experience wider performance swings.
The Fund benefited from stock selection among the large-cap miners; our largest holdings in that space-Agnico Eagle, Anglo, Barrick–all outperformed.
The Fund’s performance during the period reflected stock selection among intermediate miners. Holdings such as Equinox, Orla, Discovery, and Fortuna outperformed, while BTG declined late in the period following disturbances in Mali, where it operates its largest mine.
The fund’s underperformance was primarily attributable to the junior explorer segment, which tends to produce more idiosyncratic returns compared to larger mining companies. While the segment underperformed in aggregate, several juniors began to outperform as the bull market progressed, reinforcing our decision to maintain an overweight position in this area. Additionally, certain private placements in smaller companies included out‑of‑the‑money warrants, which hold no value at inception but can deliver significant leverage in a strong market scenario.
The large royalty companies also lagged the fund and the index, most notably Royal Gold, the third-largest of the royalty companies, which returned just 21% for the year, lagging after it acquired another company.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac Gold Fund (Class A/EPGFX)	55.28%	8.73%	15.15%
EuroPac Gold Fund (Class A/EPGFX)-- excluding sales load	62.62%	9.74%	15.69%
Philadelphia Gold & Silver Index	80.68%	18.11%	20.60%
NYSE ARCA Gold Miners Index	78.47%	14.02%	17.14%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$472,439,535
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,506,333
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.7%
Fortuna Silver Mines, Inc.	6.3%
Barrick Mining Corp.	5.3%
Pan American Silver Corp.	5.3%
Royal Gold, Inc.	4.6%
Metalla Royalty & Streaming Ltd.	4.5%
Franco-Nevada Corp.	4.4%
Heliostar Metals Ltd.	4.0%
Wheaton Precious Metals Corp.	4.0%
B2Gold Corp.	3.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac Gold Fund - Class A

EuroPac Gold Fund
Class I/EPGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class I/EPGIX)	$142	1.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For fiscal year ending October 31st, 2025, the EuroPac Gold Fund (EPGIX) had a total return of 63.03%.   The overall environment for gold and gold stocks over the past year was the largest contributor to the performance.
The Fund’s investments were concentrated in larger royalty companies and junior exploration and development companies. The royalty companies as a group underperformed the large miners during the period. They are generally considered a lower-risk segment within the gold equity space, though all investments involve risk. Smaller-cap stocks historically exhibit greater volatility and may experience wider performance swings.
The Fund benefited from stock selection among the large-cap miners; our largest holdings in that space-Agnico Eagle, Anglo, Barrick–all outperformed.
The Fund’s performance during the period reflected stock selection among intermediate miners. Holdings such as Equinox, Orla, Discovery, and Fortuna outperformed, while BTG declined late in the period following disturbances in Mali, where it operates its largest mine.
The fund’s underperformance was primarily attributable to the junior explorer segment, which tends to produce more idiosyncratic returns compared to larger mining companies. While the segment underperformed in aggregate, several juniors began to outperform as the bull market progressed, reinforcing our decision to maintain an overweight position in this area. Additionally, certain private placements in smaller companies included out‑of‑the‑money warrants, which hold no value at inception but can deliver significant leverage in a strong market scenario.
The large royalty companies also lagged the fund and the index, most notably Royal Gold, the third-largest of the royalty companies, which returned just 21% for the year, lagging after it acquired another company.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac Gold Fund (Class I/EPGIX)	63.03%	10.00%	15.89%
Philadelphia Gold & Silver Index	80.68%	18.11%	20.60%
NYSE ARCA Gold Miners Index	78.47%	14.02%	17.14%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$472,439,535
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,506,333
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.7%
Fortuna Silver Mines, Inc.	6.3%
Barrick Mining Corp.	5.3%
Pan American Silver Corp.	5.3%
Royal Gold, Inc.	4.6%
Metalla Royalty & Streaming Ltd.	4.5%
Franco-Nevada Corp.	4.4%
Heliostar Metals Ltd.	4.0%
Wheaton Precious Metals Corp.	4.0%
B2Gold Corp.	3.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac Gold Fund - Class I

EuroPac International Bond Fund
Class A/EPIBX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class A/EPIBX)	$120	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Bond Fund returned 8.70%, which compared favorably to the 3.21% return of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.  This return was significantly above the gross yield of the fund before expenses, and so the weakening of the dollar over the fiscal year more than offset those expenses.
The Fund had a significant allocation to emerging market currency bonds, which delivered strong returns during the period, generally in the double digits. Developed economies faced ongoing debt challenges that weighed on growth and currency performance. The Fund’s holdings in Latin American currencies and Western Europe- particularly exposure to the Norwegian Krone- were among the strongest contributors to positive performance. Many of these bonds were not classified as “Highly Liquid,” and the liquidity premium associated with them contributed meaningfully to returns.
From an allocation perspective, Mexican bonds experienced a notable recovery after being affected by prior tariff-related pressures.  The currency alone was up 8.0%, and yields came down significantly, which increased bond prices substantially for our higher duration positions in that currency.  About 60 percent of the fund was positioned in Emerging Markets because those economies were growing at a faster pace, which typically supported their currencies and resulted in positive carry for investors holding higher‑risk, more volatile bonds. This allocation was intended to enhance yield but carried increased risk.
The fund also owns some high-yielding floating-rate Corporate bonds in Scandinavian currencies, namely from the Issuers Hawk Infinity Software, Gaming Innovation Group, and Lime Petroleum Group, that performed well, and continued to pay out double-digit yields.  A few of the fund’s positions had returns of near 20% or higher over the period, namely  America Movil: AMXLMM 9.5%  01/31 in MXN.On the other hand, 3 NOK-denominated bonds: AXINVH Floating 02/30, LIMPET Floating  07/27, and JOTGRP Floating  10/28  Volkswagen Perpetuals in EUR, and Gentoo Media in SEK were a slight drag on performance over the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Bond Fund (Class A/EPIBX)	3.85%	1.13%	1.73%
EuroPac International Bond Fund (Class A/EPIBX)—excluding sales load	8.70%	2.06%	2.19%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	3.21%	-5.38%	-0.85%
FTSE Non USD World Government Bond Index	4.79%	-4.45%	-0.35%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,802,150
Total number of portfolio holdings	50
Total advisory fees paid (net)	$179,709
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
European Investment Bank, 6.950%, 3/1/2029	4.6%
Colombia Government International Bond, 9.850%, 6/28/2027	4.2%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.0%
Philippine Government International Bond, 6.250%, 1/14/2036	4.0%
Inter-American Development Bank, 5.100%, 11/17/2026	3.6%
Malaysia Government Bond, 2.632%, 4/15/2031	3.3%
Mexican Bonos, 7.750%, 11/23/2034	3.3%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	3.1%
Turkiye Government International Bond, 5.200%, 8/17/2031	2.9%
International Finance Corp., 0.000%, 5/20/2030	2.5%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Bond Fund - Class A

EuroPac International Bond Fund
Class I/EPBIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class I/EPBIX)	$94	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Bond Fund returned 8.99%, which compared favorably to the 3.21% return of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.  This return was significantly above the gross yield of the fund before expenses, and so the weakening of the dollar over the fiscal year more than offset those expenses.
The Fund had a significant allocation to emerging market currency bonds, which delivered strong returns during the period, generally in the double digits. Developed economies faced ongoing debt challenges that weighed on growth and currency performance. The Fund’s holdings in Latin American currencies and Western Europe- particularly exposure to the Norwegian Krone- were among the strongest contributors to positive performance. Many of these bonds were not classified as “Highly Liquid,” and the liquidity premium associated with them contributed meaningfully to returns.
From an allocation perspective, Mexican bonds experienced a notable recovery after being affected by prior tariff-related pressures.  The currency alone was up 8.0%, and yields came down significantly, which increased bond prices substantially for our higher duration positions in that currency.  About 60 percent of the fund was positioned in Emerging Markets because those economies were growing at a faster pace, which typically supported their currencies and resulted in positive carry for investors holding higher‑risk, more volatile bonds. This allocation was intended to enhance yield but carried increased risk.
The fund also owns some high-yielding floating-rate Corporate bonds in Scandinavian currencies, namely from the Issuers Hawk Infinity Software, Gaming Innovation Group, and Lime Petroleum Group, that performed well, and continued to pay out double-digit yields.  A few of the fund’s positions had returns of near 20% or higher over the period, namely  America Movil: AMXLMM 9.5%  01/31 in MXN.On the other hand, 3 NOK-denominated bonds: AXINVH Floating 02/30, LIMPET Floating  07/27, and JOTGRP Floating  10/28  Volkswagen Perpetuals in EUR, and Gentoo Media in SEK were a slight drag on performance over the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Bond Fund (Class I/EPBIX)	8.99%	2.32%	2.43%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	3.21%	-5.38%	-0.85%
FTSE Non USD World Government Bond Index	4.79%	-4.45%	-0.35%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,802,150
Total number of portfolio holdings	50
Total advisory fees paid (net)	$179,709
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
European Investment Bank, 6.950%, 3/1/2029	4.6%
Colombia Government International Bond, 9.850%, 6/28/2027	4.2%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.0%
Philippine Government International Bond, 6.250%, 1/14/2036	4.0%
Inter-American Development Bank, 5.100%, 11/17/2026	3.6%
Malaysia Government Bond, 2.632%, 4/15/2031	3.3%
Mexican Bonos, 7.750%, 11/23/2034	3.3%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	3.1%
Turkiye Government International Bond, 5.200%, 8/17/2031	2.9%
International Finance Corp., 0.000%, 5/20/2030	2.5%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Bond Fund - Class I

EuroPac International
Dividend Income Fund
Class A/EPDPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class A/EPDPX)	$176	1.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Dividend Income Fund (EPDPX) returned 36.58%, which compared favorably to the 24.35% return of the Bloomberg World ex US Large & Mid Cap Net Return Index and the 21.50% return of the S&P International Dividend Opportunities Index. Regarding industry allocation, the Fund’s overweight allocation to the Materials sector was a positive contributor with notable outperformance from Evolution Mining, IAMGold, and Equinox Gold. Conversely, an underweight allocation to the Industrials and Real Estate sectors was a drag on relative performance.  Related to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Japan was a drag on relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Dividend Income Fund (Class A/EPDPX)	30.41%	13.67%	7.64%
EuroPac International Dividend Income Fund (Class A/EPDPX) — excluding sales load	36.58%	14.72%	8.14%
S&P International Dividend Opportunities Index	21.50%	10.33%	6.61%
Bloomberg World ex US Large & Mid Cap Net Return Index	24.35%	10.82%	7.71%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$190,647,330
Total number of portfolio holdings	70
Total advisory fees paid (net)	$1,232,560
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.0%
Vodafone Group PLC	3.8%
Barrick Mining Corp.	3.2%
Engie S.A.	2.5%
IAMGOLD Corp.	2.4%
Equinox Gold Corp.	2.3%
Enel S.p.A.	2.1%
TotalEnergies S.E. - ADR	2.0%
Alibaba Group Holding Ltd.	1.9%
Fortum Oyj	1.9%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Dividend Income Fund - Class A

EuroPac International
Dividend Income Fund
Class I/EPDIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class I/EPDIX)	$147	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Dividend Income Fund (EPDIX) returned 36.85%, which compared favorably to the 24.35% return of the Bloomberg World ex US Large & Mid Cap Net Return Index and the 21.50% return of the S&P International Dividend Opportunities Index. Regarding industry allocation, the Fund’s overweight allocation to the Materials sector was a positive contributor with notable outperformance from Evolution Mining, IAMGold, and Equinox Gold. Conversely, an underweight allocation to the Industrials and Real Estate sectors was a drag on relative performance.  Related to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Japan was a drag on relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Dividend Income Fund (Class I/EPDIX)	36.85%	15.01%	8.42%
S&P International Dividend Opportunities Index	21.50%	10.33%	6.61%
Bloomberg World ex US Large & Mid Cap Net Return Index	24.35%	10.82%	7.71%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$190,647,330
Total number of portfolio holdings	70
Total advisory fees paid (net)	$1,232,560
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.0%
Vodafone Group PLC	3.8%
Barrick Mining Corp.	3.2%
Engie S.A.	2.5%
IAMGOLD Corp.	2.4%
Equinox Gold Corp.	2.3%
Enel S.p.A.	2.1%
TotalEnergies S.E. - ADR	2.0%
Alibaba Group Holding Ltd.	1.9%
Fortum Oyj	1.9%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Dividend Income Fund - Class I

EuroPac International Value Fund
Class A/EPIVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class A/EPIVX)	$189	1.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Value Fund returned 23.75%, which compared unfavorably to the 29.49% return of the MSCI All Country World Ex USA Value Index.  Regarding industry allocation, the Fund’s overweight allocation to the Materials sectors was a positive contributor with notable outperformance from Kinross Gold, IAMGold and Agnico Eagle Mines. Baycurrent Consulting in Japan was also a standout performer.  Conversely, an underweight allocation to the Industrials and Real Estate sectors was a drag on relative performance.  Further, the funds underweight allocation to large cap tech was a drag.  Related to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Eastern Europe was a drag on relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Value Fund (Class A/EPIVX)	18.16%	11.88%	8.68%
EuroPac International Value Fund (Class A/EPIVX)—excluding sales load	23.75%	12.93%	9.19%
MSCI All Country World Ex USA Value Index	28.16%	15.38%	7.51%
MSCI World Ex USA Value Index	29.49%	17.25%	7.84%
Bloomberg World ex US Large & Mid Cap Net Return Index	24.35%	10.82%	7.71%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$169,085,811
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,620,447
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	6.1%
Agnico Eagle Mines Ltd.	5.2%
Kinross Gold Corp.	4.1%
IAMGOLD Corp.	4.1%
Barrick Mining Corp.	3.9%
Newmont Corp. - CDI	3.6%
Evolution A.B.	3.4%
Franco-Nevada Corp.	3.3%
Carl Zeiss Meditec A.G.	3.0%
Novo Nordisk A/S - ADR	2.9%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Value Fund - Class A

EuroPac International Value Fund
Class I/EPVIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class I/EPVIX)	$161	1.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Value Fund returned 24.19%, which compared unfavorably to the 29.49% return of the MSCI All Country World Ex USA Value Index.  Regarding industry allocation, the Fund’s overweight allocation to the Materials sectors was a positive contributor with notable outperformance from Kinross Gold, IAMGold and Agnico Eagle Mines. Baycurrent Consulting in Japan was also a standout performer.  Conversely, an underweight allocation to the Industrials and Real Estate sectors was a drag on relative performance.  Further, the funds underweight allocation to large cap tech was a drag.  Related to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Eastern Europe was a drag on relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Value Fund (Class I/EPVIX)	24.19%	13.24%	9.49%
MSCI All Country World Ex USA Value Index	28.16%	15.38%	7.51%
MSCI World Ex USA Value Index	29.49%	17.25%	7.84%
Bloomberg World ex US Large & Mid Cap Net Return Index	24.35%	10.82%	7.71%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$169,085,811
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,620,447
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	6.1%
Agnico Eagle Mines Ltd.	5.2%
Kinross Gold Corp.	4.1%
IAMGOLD Corp.	4.1%
Barrick Mining Corp.	3.9%
Newmont Corp. - CDI	3.6%
Evolution A.B.	3.4%
Franco-Nevada Corp.	3.3%
Carl Zeiss Meditec A.G.	3.0%
Novo Nordisk A/S - ADR	2.9%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Value Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Euro Pacific Funds	FYE 10/31/2025	FYE 10/31/2024
(a)	Audit Fees	$90,000	$86,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$14,500	$14,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Euro Pacific Funds	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Euro Pacific Funds	FYE 10/31/2025	FYE 10/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

Annual Financials and Other Information

October 31, 2025

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
EuroPac International Value Fund	1
EuroPac International Bond Fund	4
EuroPac International Dividend Income Fund	9
EP Emerging Markets Fund	13
EuroPac Gold Fund	16
Statements of Assets and Liabilities	20
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	31
Notes to Financial Statements	41
Report of Independent Registered Public Accounting Firm	60
Supplemental Information	61

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

https://europac.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS — 87.7%
	AUSTRALIA — 1.6%
200,000	Sonic Healthcare Ltd.	$2,768,909

	BRAZIL — 1.0%
750,656	Ambev S.A. - ADR	1,734,015

	CANADA — 24.9%
55,000	Agnico Eagle Mines Ltd.	8,844,550
40,000	Bank of Nova Scotia	2,623,413
200,000	Barrick Mining Corp.	6,560,000
30,000	Franco-Nevada Corp.	5,598,900
600,000	IAMGOLD Corp. *	6,948,000
300,000	Kinross Gold Corp.	6,972,000
30,000	Nutrien Ltd.	1,633,500
84,694	Pan American Silver Corp.	2,982,076
		42,162,439

	CHINA — 1.2%
25,000	Tencent Holdings Ltd.	2,023,653

	DENMARK — 5.5%
100,000	Novo Nordisk A/S - ADR	4,946,000
30,000	Novonesis (Novozymes) B	1,792,869
35,000	Royal Unibrew A/S	2,644,853
		9,383,722
	FRANCE — 3.5%
125,000	Dassault Systemes S.E.	3,548,582
25,000	Pluxee N.V.	482,653
35,000	Societe BIC S.A.	1,948,479
		5,979,714
	GERMANY — 3.0%
100,000	Carl Zeiss Meditec A.G.	5,059,936

	IRELAND — 2.6%
17,500	Accenture PLC - Class A	4,376,750

	JAPAN — 11.9%
40,000	BayCurrent, Inc.	1,833,755
50,000	Chugai Pharmaceutical Co., Ltd.	2,287,003
100,000	MonotaRO Co., Ltd.	1,396,730
150,000	Nippon Shinyaku Co., Ltd.	3,135,098
400,000	Ono Pharmaceutical Co., Ltd.	4,870,547

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
150,000	Shoei Co., Ltd.	$1,595,289
500,000	Unicharm Corp.	3,093,570
130,000	Yakult Honsha Co., Ltd.	1,943,125
		20,155,117
	MEXICO — 2.9%
2,500,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	4,838,927

	NETHERLANDS — 2.6%
22,000	Aalberts N.V.	699,355
100,000	Shell PLC	3,741,355
		4,440,710
	NORWAY — 1.5%
105,000	Equinor A.S.A.	2,508,564

	SINGAPORE — 1.3%
165,000	Singapore Exchange Ltd.	2,146,166

	SWEDEN — 3.4%
85,000	Evolution A.B. [1]	5,683,189

	SWITZERLAND — 1.9%
10,000	Roche Holding A.G.	3,216,948

	UNITED KINGDOM — 12.2%
85,000	BP PLC - ADR	2,986,050
200,000	British American Tobacco PLC - ADR	10,238,000
225,000	Greggs PLC	4,767,801
55,760	GSK PLC - ADR	2,612,914
		20,604,765
	UNITED STATES — 6.7%
50,000	Newmont Corp.	4,048,500
73,200	Newmont Corp. - CDI	5,983,300
8,500	Philip Morris International, Inc.	1,226,805
		11,258,605
	TOTAL COMMON STOCKS
	(Cost $109,651,679)	148,342,129

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 11.9%
20,008,106	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.903% [2]	$20,008,106
	Total Short-Term Investments
	(Cost $20,008,106)	20,008,106

	TOTAL INVESTMENTS — 99.6%
	(Cost $129,659,785)	168,350,235

	Other Assets in Excess of Liabilities — 0.4%	735,576
	TOTAL NET ASSETS — 100.0%	$169,085,811

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,683,189, which represents 3.36% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$897
	TOTAL COMMON STOCKS
	(Cost $1,559,793)	897

Principal
Amount[1]
	FIXED INCOME SECURITIES — 90.0%
	ARGENTINA — 0.5%
	Argentina Treasury Bond BONCER
28,800,000	2.000%, 11/9/2026	332,057

	AUSTRALIA — 3.1%
	Newcrest Finance Pty Ltd.
1,000,000	5.750%, 11/15/2041[2]	1,036,578
	Queensland Treasury Corp.
2,250,000	1.750%, 7/20/2034[2]	1,156,724
		2,193,302
	BRAZIL — 1.6%
	Brazilian Government International Bond
6,000,000	10.250%, 1/10/2028	1,115,688

	CANADA — 1.5%
	Pembina Pipeline Corp.
1,500,000	3.310%, 2/1/2030[3]	1,063,431

	CHILE — 4.0%
	Bonos de la Tesoreria de la Republica en pesos
2,520,000,000	6.000%, 4/1/2033[2]	2,772,527

	COLOMBIA — 4.2%
	Colombia Government International Bond
11,300,000,000	9.850%, 6/28/2027	2,912,319

	DENMARK — 1.7%
	Force Bidco A/S
1,000,000	9.519% (3-Month Euribor + 750 basis points), 4/10/2029[3,4]	1,158,368

	DOMINICAN REPUBLIC — 0.8%
	Dominican Republic International Bond
37,000,000	9.750%, 6/5/2026	579,152

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	FRANCE — 2.0%
	TotalEnergies S.E.
1,200,000	3.369% [3,5,6]	$1,389,761

	LUXEMBOURG — 4.6%
	European Investment Bank
285,000,000	6.950%, 3/1/2029[2]	3,249,855

	MALAYSIA — 3.3%
	Malaysia Government Bond
10,000,000	2.632%, 4/15/2031	2,301,679

	MALTA — 3.8%
	Airx Group Holdings Ltd.
700,000	13.000%, 9/12/2028[2,3]	819,176
	Gentoo Media PLC
9,000,000	9.374% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[3,4]	963,964
	Samara Asset Group PLC
800,000	9.494% (3-Month Euribor + 750 basis points), 11/5/2029[2,3,4]	899,033
		2,682,173
	MEXICO — 6.1%
	America Movil S.A.B. de C.V.
17,850,000	9.500%, 1/27/2031[3]	991,825
	Mexican Bonos
19,000,000	7.750%, 5/29/2031	998,014
45,000,000	7.750%, 11/23/2034	2,284,920
		4,274,759
	NETHERLANDS — 2.1%
	Volkswagen International Finance N.V.
1,300,000	3.875% [3,5,6]	1,473,855

	NORWAY — 7.0%
	Aker A.S.A.
5,000,000	6.275%, 9/27/2027	504,665
	Ax INV1 Holding A.S.
8,750,000	8.030% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 375 basis points), 2/14/2030[3,4]	868,690
	City of Oslo Norway
5,000,000	1.320%, 2/16/2028	461,991

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
	Duett Software Group A.S.
6,250,000	9.640% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 550 basis points), 7/14/2028[2,3,4]	$631,676
	Hawk Infinity Software A.S.
10,300,000	10.630% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[3,4]	1,047,363
	Lime Petroleum A.S.
6,000,000	13.420% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,3,4]	595,618
	Lime Petroleum Holding A.S.
8,000,000	14.150% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 1,000 basis points), 10/10/2028[2,3,4]	792,489
		4,902,492
	PERU — 2.4%
	Peruvian Government International Bond
5,400,000	5.940%, 2/12/2029	1,677,688

	PHILIPPINES — 8.6%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,487,621
7,000,000	8.000%, 8/12/2031	1,086,158
7,000,000,000	0.000%, 1/26/2035	660,090
	Philippine Government International Bond
165,000,000	6.250%, 1/14/2036	2,760,300
		5,994,169
	SINGAPORE — 5.2%
	Housing & Development Board
1,000,000	2.320%, 1/24/2028	779,087
	Singapore Government Bond
2,000,000	2.125%, 6/1/2026	1,543,024
1,500,000	3.375%, 9/1/2033	1,277,466
		3,599,577
	SOUTH KOREA — 2.4%
	Export-Import Bank of Korea
100,000,000	3.700%, 3/23/2026	1,685,828

	THAILAND — 2.4%
	Thailand Government Bond
47,000,000	3.390%, 6/17/2037	1,688,086

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	TURKEY — 2.9%
	Turkiye Government International Bond
1,700,000	5.200%, 8/17/2031	$2,008,516

	UNITED KINGDOM — 7.3%
	BP Capital Markets PLC
1,000,000	3.250% [3,5,6]	1,154,599
	European Bank for Reconstruction & Development
10,000,000,000	5.125%, 5/1/2027	602,569
190,000,000	6.300%, 10/26/2027	2,140,466
	Vodafone Group PLC
1,000,000	4.200%, 10/3/2078[3,6]	1,189,981
		5,087,615

	UNITED STATES — 12.5%
	Inter-American Development Bank
41,500,000,000	5.100%, 11/17/2026	2,494,741
	International Bank for Reconstruction & Development
62,000,000	3.700%, 1/25/2026	1,048,996
10,000,000,000	6.000%, 7/17/2026	603,939
2,000,000	9.750%, 1/21/2027	363,417
18,500,000,000	6.500%, 12/8/2027	1,140,036
	International Finance Corp.
16,000,000	0.000%, 5/20/2030	1,766,245
70,000,000	0.000%, 2/22/2038	1,297,422
		8,714,796
	TOTAL FIXED INCOME SECURITIES
	(Cost $63,361,677)	62,857,693

Number
of Shares
	SHORT-TERM INVESTMENTS — 6.2%
4,309,223	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.903% [7]	4,309,223

	Total Short-Term Investments
	(Cost $4,309,223)	4,309,223

	TOTAL INVESTMENTS — 96.2%
	(Cost $69,230,693)	67,167,813

	Other Assets in Excess of Liabilities — 3.8%	2,634,337
	TOTAL NET ASSETS — 100.0%	$69,802,150

PLC – Public Limited Company

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

*	Non-income producing security.
[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $11,953,676, which represents 17.13% of Net Assets.
[3]	Callable.
[4]	Floating rate security.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS — 92.5%
	AUSTRALIA — 5.4%
470,000	Evolution Mining Ltd.	$3,339,571
180,000	Northern Star Resources Ltd.	2,898,325
150,000	Sonic Healthcare Ltd.	2,076,682
630,000	Telstra Group Ltd.	2,011,515
		10,326,093
	BRAZIL — 4.3%
700,000	Ambev S.A. - ADR	1,617,000
250,000	B3 S.A. - Brasil Bolsa Balcao	588,290
550,000	Banco Bradesco S.A. - ADR	1,859,000
165,000	Itau Unibanco Holding S.A. - ADR	1,214,400
250,000	Vale S.A. - ADR	3,022,500
		8,301,190
	CANADA — 17.8%
20,000	Agnico Eagle Mines Ltd.	3,216,200
350,000	Algonquin Power & Utilities Corp.	1,953,871
500,000	B2Gold Corp.	2,195,000
22,000	Bank of Nova Scotia	1,442,877
185,000	Barrick Mining Corp.	6,068,000
70,000	BCE, Inc.	1,600,029
60,000	Canadian Utilities Ltd. - Class A	1,680,308
400,000	Equinox Gold Corp. *	4,388,000
400,000	IAMGOLD Corp. *	4,632,000
15,000	Nutrien Ltd.	816,750
100,000	Pan American Silver Corp.	3,521,000
50,000	Power Corp. of Canada	2,342,079
		33,856,114
	CHINA — 1.9%
170,000	Alibaba Group Holding Ltd.	3,611,948

	DENMARK — 0.5%
20,000	Novo Nordisk A/S - ADR	989,200

	FINLAND — 1.9%
160,000	Fortum Oyj	3,566,621

	FRANCE — 8.8%
206,000	Engie S.A.	4,819,963
4,000	LVMH Moet Hennessy Louis Vuitton S.E.	2,822,038
35,000	Sanofi S.A.	3,533,887
60,000	TotalEnergies S.E. - ADR	3,734,400

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
55,000	Veolia Environnement S.A.	$1,816,217
		16,726,505
	GERMANY — 3.4%
75,000	Bayer A.G.	2,329,703
130,000	E.ON S.E.	2,418,395
7,000	SAP S.E.	1,810,915
		6,559,013
	INDONESIA — 1.0%
100,000	Telkom Indonesia Persero Tbk P.T. - ADR	1,959,000

	ITALY — 2.9%
400,000	Enel S.p.A.	4,044,260
85,000	Eni S.p.A.	1,562,056
		5,606,316
	MEXICO — 2.5%
800,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,548,457
1,000,000	Wal-Mart de Mexico S.A.B. de C.V.	3,305,972
		4,854,429
	NETHERLANDS — 1.4%
2,500	ASML Holding N.V.	2,648,075

	NEW ZEALAND — 0.8%
2,600,000	Kiwi Property Group Ltd.	1,606,867

	NORWAY — 5.2%
100,000	Aker BP A.S.A.	2,595,441
100,000	Austevoll Seafood A.S.A.	940,835
110,000	Equinor A.S.A. - ADR	2,635,600
150,000	Norsk Hydro A.S.A.	1,014,976
180,000	Telenor A.S.A.	2,676,197
		9,863,049
	SINGAPORE — 4.8%
1,200,000	CapitaLand Investment Ltd.	2,433,927
55,000	DBS Group Holdings Ltd.	2,278,849
800,000	Singapore Telecommunications Ltd.	2,612,170
4,000,000	Starhill Global REIT - REIT	1,782,422
		9,107,368

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA — 2.5%
1,500	Samsung Electronics Co., Ltd. - GDR	$2,797,500
100,000	SK Telecom Co., Ltd. - ADR	2,021,000
		4,818,500
	SPAIN — 5.7%
100,000	Banco Bilbao Vizcaya Argentaria S.A.	2,009,566
55,000	Endesa S.A.	1,970,897
117,241	Iberdrola S.A.	2,373,603
85,000	Repsol S.A.	1,555,296
578,064	Telefonica S.A.	2,922,968
		10,832,330
	SWEDEN — 0.9%
25,000	Evolution A.B. [1]	1,671,526

	SWITZERLAND — 3.0%
20,000	Novartis A.G. - ADR	2,475,800
10,000	Roche Holding A.G.	3,216,948
		5,692,748
	UNITED KINGDOM — 14.0%
75,000	BP PLC - ADR	2,634,750
150,000	British American Tobacco PLC - ADR	7,678,500
55,000	GSK PLC - ADR	2,577,300
520,000	John Wood Group PLC *,2	62,985
18,000	Reckitt Benckiser Group PLC	1,375,302
35,000	Shell PLC - ADR	2,622,200
40,000	Unilever PLC - ADR	2,407,600
6,000,000	Vodafone Group PLC	7,262,743
		26,621,380
	UNITED STATES — 3.8%
40,000	Newmont Corp.	3,238,800
34,000	Newmont Corp. - CDI	2,779,128
8,000	Philip Morris International, Inc.	1,154,640
		7,172,568
	TOTAL COMMON STOCKS
	(Cost $139,063,920)	176,390,840

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 7.1%
13,437,125	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.903% [3]	$13,437,125

	Total Short-Term Investments
	(Cost $13,437,125)	13,437,125

	TOTAL INVESTMENTS — 99.6%
	(Cost $152,501,045)	189,827,965

	Other Assets in Excess of Liabilities — 0.4%	819,365
	TOTAL NET ASSETS — 100.0%	$190,647,330

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

GDR – Global Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,671,526, which represents 0.88% of Net Assets.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS — 96.6%
	BRAZIL — 10.4%
750,000	Ambev S.A.	$1,771,840
1,000,000	B3 S.A. - Brasil Bolsa Balcao	2,353,160
135,000	NU Holdings Ltd. - Class A *	2,174,850
200,000	Vale S.A.	2,426,022
300,000	WEG S.A.	2,347,584
		11,073,456
	CANADA — 2.5%
600,000	B2Gold Corp.	2,634,000

	CHINA — 24.8%
200,000	Alibaba Group Holding Ltd.	4,255,723
300,000	Anhui Conch Cement Co., Ltd. - Class H	894,433
150,000	ANTA Sports Products Ltd.	1,565,709
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,291,301
1,750,000	CSPC Pharmaceutical Group Ltd.	1,723,718
125,000	ENN Energy Holdings Ltd.	1,089,152
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,373,847
125,000	Jiangsu Yanghe Distillery Co., Ltd. - Class A	1,244,101
150,000	Luzhou Laojiao Co., Ltd. - Class A	2,835,884
100,000	Midea Group Co., Ltd. - Class A	1,074,190
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	912,210
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,058,160
40,000	Tencent Holdings Ltd.	3,249,090
110,000	Wuliangye Yibin Co., Ltd. - Class A	1,840,113
60,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	2,158,951
		26,566,582
	HONG KONG — 1.9%
3,250,000	China Overseas Property Holdings Ltd.	2,028,563

	HUNGARY — 1.4%
50,000	Richter Gedeon Nyrt	1,540,203

	INDIA — 4.6%
20,000	AIA Engineering Ltd.	731,798
400,000	Castrol India Ltd.	877,775
50,000	GMM Pfaudler Ltd.	725,780
300,000	Indraprastha Gas Ltd.	715,288
55,000	Infosys Ltd. - ADR	911,350

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
32,060	Mphasis Ltd.	$996,518
		4,958,509
	INDONESIA — 12.5%
12,500,000	Astra International Tbk P.T.	4,622,044
24,000,000	Telkom Indonesia Persero Tbk P.T.	4,642,432
11,000,000	Unilever Indonesia Tbk P.T.	1,705,630
1,500,000	United Tractors Tbk P.T.	2,425,317
		13,395,423
	MEXICO — 7.4%
170,000	Arca Continental S.A.B. de C.V.	1,646,516
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	1,908,658
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,209,979
1,200,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	2,322,685
250,000	Wal-Mart de Mexico S.A.B. de C.V.	826,493
		7,914,331
	PHILIPPINES — 0.6%
3,200,000	DMCI Holdings, Inc.	613,356

	SINGAPORE — 2.0%
350,000	Grab Holdings Ltd. - Class A *	2,103,500

	SOUTH AFRICA — 3.0%
250,000	JSE Ltd.	2,031,456
100,000	Mr Price Group Ltd.	1,194,784
		3,226,240
	SOUTH KOREA — 12.6%
25,000	BGF Retail Co., Ltd.	1,816,498
12,500	GOLFZON Co., Ltd.	520,467
18,000	Hyundai Glovis Co., Ltd.	2,378,954
12,000	NAVER Corp.	2,248,994
5,000	NCSoft Corp.	771,769
9,000	Orion Corp.	626,715
25,000	S-1 Corp.	1,314,629
50,000	Samsung Electronics Co., Ltd.	3,763,811
		13,441,837
	TAIWAN — 7.2%
9,000	ASPEED Technology, Inc.	1,596,089
400,000	Formosa Plastics Corp.	494,299
51,005	Poya International Co., Ltd.	753,789

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
75,000	Realtek Semiconductor Corp.	$1,252,400
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,626,976
		7,723,553
	THAILAND — 0.5%
1,500,000	Thai Beverage PCL	552,819

	UNITED KINGDOM — 3.6%
75,000	British American Tobacco PLC	3,840,196

	UNITED STATES — 1.1%
75,000	FMC Corp.	1,137,750

	URUGUAY — 0.5%
250	MercadoLibre, Inc. *	581,815

	TOTAL COMMON STOCKS
	(Cost $89,356,824)	103,332,133

	SHORT-TERM INVESTMENTS — 3.5%
3,741,450	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.903% [2]	3,741,450

	Total Short-Term Investments
	(Cost $3,741,450)	3,741,450

	TOTAL INVESTMENTS — 100.1%
	(Cost $93,098,274)	107,073,583

	Liabilities in Excess of Other Assets — (0.1)%	(54,137)
	TOTAL NET ASSETS — 100.0%	$107,019,446

ADR – American Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS — 92.3%
	DIVERSIFIED EXPLORATION AND MINING — 2.7%
880,000	Carbon Neutral[1,2,3]	$2,901,754
3,600,000	Errington Metals, Inc.[1,2,3]	2,566,662
767,333	Fuerte Metals Corp.*,2	1,712,358
7,600,000	Gold Hart Copper Corp.*,2,4	1,354,627
8,184,720	Nuvau Minerals, Inc.*,2,4	4,026,420
		12,561,821
	GOLD EXPLORATION — 11.8%
7,219,084	Alpha Exploration Ltd.*,2,4	2,676,404
10,638,228	Aurion Resources Ltd.*,2,4	7,888,035
2,524,658	Dakota Gold Corp.*	10,300,605
5,850,000	Dryden Gold Corp.*,2,4	1,230,394
14,591,370	Heliostar Metals Ltd.*,2,4	19,037,649
284,503	Ivanhoe Electric, Inc.*	4,207,799
8,690,000	Mogotes Metals, Inc.*,2	1,703,800
8,216,000	Newcore Gold Ltd.*,2	3,895,366
3,300,000	Radius Gold, Inc.*,2,4	329,388
5,073,000	Revival Gold, Inc.*,2,4	2,350,955
8,752,333	Scorpio Gold Corp.*,2,4	2,059,226
541,100	Western Exploration, Inc.*,2	297,053
		55,976,674
	GOLD MINING — 26.2%
224,940	Agnico Eagle Mines Ltd.	36,172,601
95,868	AngloGold Ashanti Ltd. - ADR	6,519,024
4,225,229	B2Gold Corp.	18,548,755
901,000	B2Gold Corp.[2]	3,944,204
765,392	Barrick Mining Corp.	25,104,858
332,452	Equinox Gold Corp.*,2	3,652,563
850,000	Equinox Gold Corp.*	9,324,500
208,500	i-80 Gold Corp.*,2	199,194
330,000	IAMGOLD Corp.*	3,821,400
120,000	Kinross Gold Corp.	2,788,800
87,749	Newmont Corp.	7,105,037
617,123	Orla Mining Ltd.*	6,368,709
5,000	Polyus PJSC - GDR*,1,2,3	—
		123,549,645
	PRECIOUS METALS EXPLORATION — 4.2%
1,253,300	G2 Goldfields, Inc.*,2	3,690,382
3,715,400	Kenorland Minerals Ltd.*,2,4	4,821,067
5,873,900	Midland Exploration, Inc.*,2,4	1,989,236
8,729,204	Mundoro Capital, Inc.*,2,4	1,804,840

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
2,960,000	Probe Gold, Inc.*,2	$7,723,941
		20,029,466
	ROYALTY COMPANIES — 35.4%
208,459	Altius Minerals Corp.[2]	5,641,739
771,730	Elemental Altus Royalties Corp.*,2	11,653,530
293,171	EMX Royalty Corp.*,2	1,197,683
111,506	Franco-Nevada Corp.	20,810,365
2,512,100	Lara Exploration Ltd.*,2	4,799,963
3,155,115	Metalla Royalty & Streaming Ltd.*,2	21,504,990
1,344,416	Metalla Royalty & Streaming Ltd.*	9,236,138
3,081,822	Orogen Royalties, Inc.*,2,4	4,724,025
547,265	Osisko Gold Royalties Ltd.	17,501,535
313,120	Osisko Gold Royalties Ltd.[2]	10,045,915
123,680	Royal Gold, Inc.	21,618,027
187,600	Silver Crown Royalties, Inc.*,2,4	782,447
6,538,461	Summit Royalty Corp. Private Placement[1,3]	4,249,999
81,038	Triple Flag Precious Metals Corp.	2,249,615
357,655	Triple Flag Precious Metals Corp.[2]	9,932,028
195,200	Wheaton Precious Metals Corp.	18,840,704
25,000	Wheaton Precious Metals Corp.[2]	2,414,266
		167,202,969
	SILVER: EXPLORATION AND MINING — 12.0%
3,584,980	Fortuna Silver Mines, Inc.*	29,647,784
7,699,000	Guanajuato Silver Co., Ltd.*,2	1,893,737
707,761	Pan American Silver Corp.	24,920,265
		56,461,786

	TOTAL COMMON STOCKS
	(Cost $221,561,081)	435,782,361

	WARRANTS — 0.4%
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
150,000	Canter Resources Corp., Strike Price: 0.70 CAD, Expiration Date: January 19, 2026*,1,2	—
3,750,000	Gold Hart Copper Corp., Strike Price: 0.36 CAD, Expiration Date: March 18, 2027*,1,2	—
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2026*,1,2	—
1,000,000	Nuvau Minerals Corp., Strike Price: 1.00 CAD, Expiration Date: November 13, 2026*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
WARRANTS (Continued)
DIVERSIFIED EXPLORATION AND MINING (Continued)
1,111,110	Nuvau Minerals Corp., Strike Price: 1.35 CAD, Expiration Date: September 10, 2026*,1,2	$—
—
GOLD EXPLORATION — 0.3%
550,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: December 11, 2025*,1,2	—
1,428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 20, 2025*,1,2	—
535,500	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 13, 2026*,1,2	—
428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: October 6, 2026*,1,2	—
7,300,000	Dryden Gold Corp., Strike Price: 0.30 CAD, Expiration Date: January 15, 2026*,1,2	—
1,022,727	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 16, 2026*,1,2	1,042,706
5,000,000	Mogotes Metals, Inc., Strike Price: 0.30 CAD, Expiration Date: July 22, 2027*,1,2	—
7,000,000	Scorpio Gold Corp., Strike Price: 0.20 CAD, Expiration Date: February 20, 2026 *,1,2	648,795
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
1,691,501
GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price: 2.15 CAD, Expiration Date: November 27, 2026*,1,2	—

PRECIOUS METALS EXPLORATION — 0.1%
2,343,750	Revival Gold, Inc., Strike Price: 0.45 CAD, Expiration Date: September 17, 2027*,1,2	334,201
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
334,201
ROYALTY COMPANIES — 0.0%
192,400	Silver Crown Royalties, Inc.*,2	27,435

SILVER: EXPLORATION AND MINING — 0.0%
1,666,500	Guanajuato Silver Co., Ltd., Strike Price: 0.45 CAD, Expiration Date: September 24, 2028*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	WARRANTS (Continued)
	SILVER: EXPLORATION AND MINING (Continued)
1,750,000	Guanajuato Silver Co., Ltd., Strike Price: 0.65 CAD, Expiration Date: December 15, 2028*,1,2	$—
		—

	TOTAL WARRANTS
	(Cost $—)	2,053,137

	SHORT-TERM INVESTMENTS — 5.5%
25,877,811	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.90%[5]	25,877,810

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,877,810)	25,877,810

	TOTAL INVESTMENTS — 98.2%
	(Cost $247,438,891)	463,713,308

	Other Assets in Excess of Liabilities — 1.8%	8,726,227
	TOTAL NET ASSETS — 100.0%	$472,439,535

ADR – American Depository Receipt

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $11,744,117, which represents 2.49% of Net Assets.
[2]	Foreign security denominated in U.S. dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 2.06% of Net Assets. The total value of these securities is $9,718,415.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2025

	EuroPac International	EuroPac International	EuroPac International
	Value Fund	Bond Fund	Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$129,659,785	$69,230,693	$152,501,045
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	1,368,820	22,641
Investments in unaffiliated issuers, at value	$168,350,235	$67,167,813	$189,827,965
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	1,239,846	22,592
Cash	47,091	390,925	39,144
Cash held at broker	-	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	102,754	39,895	136,034
Reclaims receivable	518,591	-	594,594
Dividends and interest	389,798	1,074,015	297,858
Prepaid expenses	11,757	21,198	29,680
Total assets	169,420,226	69,933,692	190,947,867
Liabilities:
Payables:
Fund shares redeemed	7,609	-	10,202
Advisory fees	161,997	20,925	137,265
Shareholder servicing fees (Note 6)	10,808	4,391	8,279
Distribution fees (Note 7)	28,175	7,770	27,126
Fund accounting and administration fees	37,037	22,354	32,181
Transfer agent fees and expenses	18,695	12,693	16,973
Custody fees	11,578	10,967	12,635
Trustees' deferred compensation (Note 3)	26,435	24,348	26,089
Auditing fees	20,500	20,500	20,500
Chief Compliance Officer fees	2,673	2,597	2,961
Trustees' fees and expenses	628	1,165	960
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	8,280	3,832	5,366
Total liabilities	334,415	131,542	300,537
Commitments and contingencies (Note 3)
Net Assets	$169,085,811	$69,802,150	$190,647,330

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2025

	EuroPac International	EuroPac International	EuroPac International
	Value Fund	Bond Fund	Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	119,208,072	$72,830,182	$143,867,739
Total distributable earnings (accumulated deficit)	49,877,739	(3,028,032)	46,779,591
Net Assets	$169,085,811	$69,802,150	$190,647,330

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	131,112,748	39,434,664	$127,481,587
Shares of beneficial interest issued and outstanding	9,774,465	4,371,747	9,638,521
Redemption price per share	$13.41	$9.02	$13.23
Maximum sales charge (4.50% of offering price)*	0.63	0.43	0.62
Maximum public offering price to public	$14.04	$9.45	$13.85
Class I Shares:
Net assets applicable to shares outstanding	37,973,063	30,367,486	$63,165,743
Shares of beneficial interest issued and outstanding	2,822,068	3,293,094	4,803,997
Offering and redemption price per share	$13.46	$9.22	$13.15

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2025

	EP Emerging Markets
	Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	93,098,274	$221,084,363
Investments in affiliated issuers, at cost	-	26,354,528
Warrants, at cost	-	-
Foreign currency, at cost	62,613	324,382
Investments in unaffiliated issuers, at value	$107,073,583	$417,376,488
Investments in affiliated issuers, at value	-	44,283,683
Warrants, at value	-	2,053,137
Foreign currency, at value	62,613	322,786
Cash	-	248,890
Cash held at broker	-	3,372,164
Receivables:
Investment securities sold	-	4,860,117
Fund shares sold	236,534	476,990
Reclaims receivable	-	-
Dividends and interest	145,633	67,994
Prepaid expenses	15,376	27,258
Total assets	107,533,739	473,089,507
Liabilities:
Payables:
Fund shares redeemed	14,901	70,185
Advisory fees	94,269	334,929
Shareholder servicing fees (Note 6)	7,702	16,428
Distribution fees (Note 7)	17,085	67,197
Fund accounting and administration fees	28,151	57,216
Transfer agent fees and expenses	16,813	25,715
Custody fees	26,631	12,481
Trustees' deferred compensation (Note 3)	27,306	29,760
Auditing fees	20,500	22,500
Chief Compliance Officer fees	2,542	2,587
Trustees' fees and expenses	1,220	493
Deferred non-U.S. taxes	249,879	-
Accrued other expenses	7,294	10,481
Total liabilities	514,293	649,972
Commitments and contingencies (Note 3)
Net Assets	107,019,446	$472,439,535

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2025

	EP Emerging Markets
	Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$98,688,539	$286,397,463
Total distributable earnings (accumulated deficit)	8,330,907	186,042,072
Net Assets	$107,019,446	$472,439,535

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$83,846,381	$297,987,409
Shares of beneficial interest issued and outstanding	7,144,831	16,931,847
Redemption price per share	$11.74	$17.60
Maximum sales charge (4.50% of offering price)*	0.55	0.83
Maximum public offering price to public	$12.29	$18.43
Class I Shares:
Net assets applicable to shares outstanding	$23,173,065	$174,452,126
Shares of beneficial interest issued and outstanding	1,912,227	9,793,718
Offering and redemption price per share	$12.12	$17.81

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2025

			EuroPac
	EuroPac	EuroPac	International
	International	International	Dividend Income
	Value Fund	Bond Fund	Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $366,485, $0 and $674,489, respectively)	$4,030,814	$-	$5,256,470
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $20,838 and $0, respectively)	663,327	3,609,757	358,408
Total investment income	4,694,141	3,609,757	5,614,878

Expenses:
Advisory fees	1,620,447	353,428	1,211,924
Shareholder servicing fees (Note 6)	114,964	38,057	111,883
Distribution fees (Note 7)	292,092	93,089	264,366
Fund accounting and administration fees	190,212	109,019	176,907
Transfer agent fees and expenses	71,168	46,955	67,565
Custody fees	33,872	31,945	36,349
Registration fees	32,137	41,035	34,533
Shareholder reporting fees	21,446	13,841	20,096
Auditing fees	20,500	20,500	20,500
Trustees' fees and expenses	18,830	17,764	18,917
Legal fees	15,993	13,781	17,678
Chief Compliance Officer fees	7,194	7,201	8,106
Miscellaneous	5,771	4,790	7,553
Insurance fees	5,103	5,544	5,528
Tax reclaim service fees	1,306	-	4,193
Excise tax expenses	-	796	-
Interest expense	-	-	-
Total expenses	2,451,035	797,745	2,006,098
Advisory fees (waived) recovered	-	(173,719)	20,636
Net expenses	2,451,035	624,026	2,026,734
Net investment income (loss)	2,243,106	2,985,731	3,588,144

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	11,173,024	(800,087)	9,304,779
Investments in affiliated issuers	-	-	-
Foreign currency transactions	(17,699)	7,944	(11,346)
Net realized gain (loss)	11,155,325	(792,143)	9,293,433
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	18,483,926	2,756,127	33,533,031
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Foreign currency translations	33,753	(105,132)	37,348
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	18,517,679	2,650,995	33,570,379
Net realized and unrealized gain (loss)	29,673,004	1,858,852	42,863,812

Net Increase (Decrease) in Net Assets from Operations	$31,916,110	$4,844,583	$46,451,956

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended October 31, 2025

	EP Emerging Markets	EuroPac
	Fund	Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $401,018 and $302,839, respectively)	$3,203,491	$1,990,987
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	343,875	189,448
Total investment income	3,547,366	2,180,435

Expenses:
Advisory fees	980,858	2,506,333
Shareholder servicing fees (Note 6)	67,345	274,134
Distribution fees (Note 7)	183,765	556,625
Fund accounting and administration fees	144,739	310,108
Transfer agent fees and expenses	65,017	107,777
Custody fees	66,290	38,407
Registration fees	28,775	37,238
Shareholder reporting fees	17,635	34,261
Auditing fees	20,537	22,500
Trustees' fees and expenses	18,410	21,987
Legal fees	15,211	17,471
Chief Compliance Officer fees	7,817	8,182
Miscellaneous	5,885	9,308
Insurance fees	5,534	6,381
Tax reclaim service fees	-	-
Excise tax expenses	-	-
Interest expense	1	3,859
Total expenses	1,627,819	3,954,571
Advisory fees (waived) recovered	(81,747)	-
Net expenses	1,546,072	3,954,571
Net investment income (loss)	2,001,294	(1,774,136)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,243,621	289,439
Investments in affiliated issuers	-	11,397,873
Foreign currency transactions	(21,436)	(7,356)
Net realized gain (loss)	2,222,185	11,679,956
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	10,109,795	131,993,850
Investments in affiliated issuers	-	17,292,881
Warrants	-	1,928,271
Foreign currency translations	637	(1,377)
Deferred non-U.S. taxes	19,143	-
Net change in unrealized appreciation/depreciation	10,129,575	151,213,625
Net realized and unrealized gain (loss)	12,351,760	162,893,581

Net Increase (Decrease) in Net Assets from Operations	$14,353,054	$161,119,445

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,243,106	$2,681,988
Net realized gain (loss) investments and foreign currency transactions	11,155,325	4,273,077
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	18,517,679	20,669,810
Net increase (decrease) in net assets resulting from operations	31,916,110	27,624,875
Distributions to Shareholders:
Distributions:
Class A	(1,642,385)	(2,075,382)
Class I	(550,204)	(652,997)
Total	(2,192,589)	(2,728,379)
Capital Transactions:
Net proceeds from shares sold:
Class A	9,697,947	4,883,005
Class I	9,938,992	7,468,125
Reinvestment of distributions:
Class A	1,051,311	1,351,044
Class I	540,244	638,511
Cost of shares redeemed:
Class A	(13,066,122)	(20,588,869)
Class I	(12,061,465)	(7,304,523)
Net increase (decrease) in net assets from capital transactions	(3,899,093)	(13,552,707)

Total increase (decrease) in net assets	25,824,428	11,343,789

Net Assets:
Beginning of period	143,261,383	131,917,594
End of period	$169,085,811	$143,261,383
Capital Share Transactions:
Shares sold:
Class A	774,739	475,155
Class I	796,092	729,196
Shares reinvested:
Class A	87,823	132,450
Class I	44,936	62,219
Shares redeemed:
Class A	(1,108,010)	(2,022,235)
Class I	(1,026,445)	(717,842)
Net increase (decrease) in capital share transactions	(430,865)	(1,341,057)

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,985,731	$2,791,242
Net realized gain (loss) investments and foreign currency transactions	(792,143)	(1,710,399)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,650,995	2,392,806
Net increase (decrease) in net assets resulting from operations	4,844,583	3,473,649

Distributions to Shareholders:
Distributions:
Class A	(1,164,259)	(1,103,520)
Class I	(624,218)	(450,032)
Total	(1,788,477)	(1,553,552)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,442,551	2,151,049
Class I	19,211,062	6,534,727
Reinvestment of distributions:
Class A	751,855	688,508
Class I	623,292	448,214
Cost of shares redeemed:
Class A	(4,610,535)	(7,687,133)
Class I	(7,835,905)	(4,243,682)
Net increase (decrease) in net assets from capital transactions	11,582,320	(2,108,317)

Total increase (decrease) in net assets	14,638,426	(188,220)

Net Assets:
Beginning of period	55,163,724	55,351,944
End of period	$69,802,150	$55,163,724
Capital Share Transactions:
Shares sold:
Class A	391,641	248,046
Class I	2,129,019	746,315
Shares reinvested:
Class A	88,548	80,774
Class I	71,270	51,387
Shares redeemed:
Class A	(543,150)	(894,587)
Class I	(880,135)	(483,079)
Net increase (decrease) in capital share transactions	1,257,193	(251,144)

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,588,144	$4,000,877
Net realized gain (loss) investments and foreign currency transactions	9,293,433	2,601,690
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	33,570,379	14,230,462
Net increase (decrease) in net assets resulting from operations	46,451,956	20,833,029

Distributions to Shareholders:
Distributions:
Class A	(2,655,999)	(3,138,554)
Class I	(1,314,315)	(828,786)
Total	(3,970,314)	(3,967,340)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,640,945	4,398,867
Class I	41,350,004	5,524,800
Reinvestment of distributions:
Class A	1,710,436	2,057,252
Class I	1,300,717	817,245
Cost of shares redeemed:
Class A	(13,119,013)	(16,515,034)
Class I	(14,324,131)	(8,451,293)
Net increase (decrease) in net assets from capital transactions	27,558,958	(12,168,163)

Total increase (decrease) in net assets	70,040,600	4,697,526

Net Assets:
Beginning of period	120,606,730	115,909,204
End of period	$190,647,330	$120,606,730
Capital Share Transactions:
Shares sold:
Class A	942,657	469,892
Class I	3,572,469	588,768
Shares reinvested:
Class A	160,596	220,615
Class I	115,356	87,419
Shares redeemed:
Class A	(1,222,342)	(1,766,941)
Class I	(1,250,014)	(898,542)
Net increase (decrease) in capital share transactions	2,318,722	(1,298,789)

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,001,294	$1,566,388
Net realized gain (loss) investments and foreign currency transactions	2,222,185	(810,318)
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	10,129,575	12,997,656
Net increase (decrease) in net assets resulting from operations	14,353,054	13,753,726

Distributions to Shareholders:
Distributions:
Class A	(1,364,250)	(891,674)
Class I	(322,466)	(189,331)
Total	(1,686,716)	(1,081,005)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,053,397	4,473,260
Class I	9,291,076	4,853,994
Reinvestment of distributions:
Class A	877,331	575,464
Class I	321,923	189,263
Cost of shares redeemed:
Class A	(11,528,577)	(9,952,980)
Class I	(4,502,162)	(3,390,855)
Net increase (decrease) in net assets from capital transactions	4,512,988	(3,251,854)

Total increase (decrease) in net assets	17,179,326	9,420,867

Net Assets:
Beginning of period	89,840,120	80,419,253
End of period	107,019,446	$89,840,120

Capital Share Transactions:
Shares sold:
Class A	909,926	455,211
Class I	834,387	480,031
Shares reinvested:
Class A	88,438	62,824
Class I	31,499	20,049
Shares redeemed:
Class A	(1,108,799)	(1,029,629)
Class I	(417,794)	(337,671)
Net increase (decrease) in capital share transactions	337,657	(349,185)

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,774,136)	$(813,023)
Net realized gain (loss) investments, affiliated issuers and foreign currency transactions	11,679,956	15,361,878
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, warrants and foreign currency translations	151,213,625	65,524,482
Net increase (decrease) in net assets resulting from operations	161,119,445	80,073,337

Distributions to Shareholders:
Distributions:
Class A	(16,492,121)	-
Class I	(4,771,547)	-
Total	(21,263,668)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	28,945,188	14,780,238
Class I	99,889,366	25,666,328
Reinvestment of distributions:
Class A	12,296,508	-
Class I	4,731,238	-
Cost of shares redeemed:
Class A	(49,177,900)	(33,324,552)
Class I	(32,495,844)	(9,690,080)
Net increase (decrease) in net assets from capital transactions	64,188,556	(2,568,066)

Total increase (decrease) in net assets	204,044,333	77,505,271

Net Assets:
Beginning of period	268,395,202	190,889,931
End of period	$472,439,535	$268,395,202

Capital Share Transactions:
Shares sold:
Class A	2,046,710	1,494,801
Class I	6,754,875	2,539,932
Shares reinvested:
Class A	1,220,580	-
Class I	465,215	-
Shares redeemed:
Class A	(4,018,434)	(3,382,834)
Class I	(2,345,665)	(959,662)
Net increase (decrease) in capital share transactions	4,123,281	(307,763)

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.99	$9.18	$8.54	$9.31	$7.96
Income from Investment Operations:
Net investment income (loss) [1]	0.17	0.19	0.23	0.19	0.12
Net realized and unrealized gain (loss)	2.42	1.82	0.63	(0.81)	1.36
Total from investment operations	2.59	2.01	0.86	(0.62)	1.48

Less Distributions:
From net investment income	(0.17)	(0.20)	(0.22)	(0.15)	(0.13)
Total distributions	(0.17)	(0.20)	(0.22)	(0.15)	(0.13)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$13.41	$10.99	$9.18	$8.54	$9.31

Total return[4]	23.75%	22.02%	9.94%	(6.77)%	18.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$131,113	$110,109	$104,915	$100,628	$103,354

Ratio of expenses to average net assets:
(including tax reclaim service fees and interest expense)
Before fees waived and expenses absorbed/recovered	1.69%[5]	1.71%[5]	1.70%	1.71%	1.71%
After fees waived and expenses absorbed/recovered	1.69%[5]	1.71%[5]	1.73%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.44%	1.87%	2.39%	2.08%	1.33%
After fees waived and expenses absorbed/recovered	1.44%	1.87%	2.36%	2.04%	1.29%

Portfolio turnover rate	31%	20%	16%	21%	10%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	If tax reclaim service fees and interest expense had been excluded, the expense ratios would have remained unchanged for the years ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.02	$9.20	$8.57	$9.33	$7.98
Income from Investment Operations:
Net investment income (loss) [1]	0.20	0.22	0.25	0.21	0.14
Net realized and unrealized gain (loss)	2.44	1.82	0.62	(0.80)	1.37
Total from investment operations	2.64	2.04	0.87	(0.59)	1.51

Less Distributions:
From net investment income	(0.20)	(0.22)	(0.24)	(0.17)	(0.16)
Total distributions	(0.20)	(0.22)	(0.24)	(0.17)	(0.16)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$13.46	$11.02	$9.20	$8.57	$9.33

Total return[4]	24.19%	22.38%	10.07%	(6.38)%	18.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,973	$33,153	$27,002	$12,630	$7,016

Ratio of expenses to average net assets:
(including tax reclaim service fees and interest expense)
Before fees waived and expenses absorbed/recovered	1.44%[5]	1.46%[5]	1.45%	1.46%	1.46%
After fees waived and expenses absorbed/recovered	1.44%[5]	1.46%[5]	1.48%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.69%	2.12%	2.64%	2.33%	1.58%
After fees waived and expenses absorbed/recovered	1.69%	2.12%	2.61%	2.29%	1.54%

Portfolio turnover rate	31%	20%	16%	21%	10%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	If tax reclaim service fees and interest expense had been excluded, the expense ratios would have remained unchanged for the years ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.56	$8.27	$7.71	$8.78	$8.72
Income from Investment Operations:
Net investment income (loss) [1]	0.43	0.41	0.32	0.25	0.26
Net realized and unrealized gain (loss)	0.30	0.11	0.24	(1.32)	(0.10)
Total from investment operations	0.73	0.52	0.56	(1.07)	0.16

Less Distributions:
From net investment income	(0.27)	(0.23)	-	-	(0.10)
Total distributions	(0.27)	(0.23)	-	-	(0.10)

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]
Net asset value, end of period	$9.02	$8.56	$8.27	$7.71	$8.78

Total return[4]	8.70%	6.25%	7.26%	(12.19)%	1.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,435	$37,944	$41,367	$38,149	$45,159

Ratio of expenses to average net assets:
(including excise tax expenses and interest expense)
Before fees waived and expenses absorbed	1.45%[5]	1.44%[5]	1.46%	1.48%	1.45%
After fees waived and expenses absorbed	1.15%[5]	1.15%[5]	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.68%	4.48%	3.57%	2.63%	2.58%
After fees waived and expenses absorbed	4.98%	4.77%	3.88%	2.96%	2.88%

Portfolio turnover rate	23%	28%	23%	27%	20%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	If excise tax expenses and interest expense had been excluded, the expense ratios would have remained unchanged for the years ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.73	$8.43	$7.84	$8.91	$8.84
Income from Investment Operations:
Net investment income (loss) [1]	0.47	0.44	0.35	0.27	0.28
Net realized and unrealized gain (loss)	0.30	0.11	0.24	(1.34)	(0.09)
Total from investment operations	0.77	0.55	0.59	(1.07)	0.19

Less Distributions:
From net investment income	(0.28)	(0.25)	-	-	(0.12)
Total distributions	(0.28)	(0.25)	-	-	(0.12)

Redemption fee proceeds[1,2]	-	-	-	-	- [3]
Net asset value, end of period	$9.22	$8.73	$8.43	$7.84	$8.91

Total return[4]	8.99%	6.50%	7.53%	(12.01)%	2.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,367	$17,220	$13,985	$6,281	$4,219

Ratio of expenses to average net assets:
(including excise tax expenses and interest expense)
Before fees waived and expenses absorbed	1.20%[5]	1.19%[5]	1.21%	1.23%	1.20%
After fees waived and expenses absorbed	0.90%[5]	0.90%[5]	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.93%	4.73%	3.82%	2.88%	2.83%
After fees waived and expenses absorbed	5.23%	5.02%	4.13%	3.21%	3.13%

Portfolio turnover rate	23%	28%	23%	27%	20%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	If excise tax expenses and interest expense had been excluded, the expense ratios would have remained unchanged for the years ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.94	$8.63	$8.42	$9.09	$7.62
Income from Investment Operations:
Net investment income (loss) [1]	0.27	0.31	0.29	0.32	0.19
Net realized and unrealized gain (loss)	3.30	1.31	0.20	(0.77)	1.47
Total from investment operations	3.57	1.62	0.49	(0.45)	1.66

Less Distributions:
From net investment income	(0.24)	(0.31)	(0.28)	(0.22)	(0.19)
From net realized gain	(0.04)	-	-	-	-
Total distributions	(0.28)	(0.31)	(0.28)	(0.22)	(0.19)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$13.23	$9.94	$8.63	$8.42	$9.09

Total return[4]	36.58%	19.03%	5.68%	(5.04)%	21.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$127,482	$97,036	$93,527	$90,132	$90,342

Ratio of expenses to average net assets:
(including tax reclaim service fees and excise tax expenses)
Before fees waived and expenses absorbed/recovered	1.47%[5]	1.53%[5]	1.49%	1.49%	1.52%
After fees waived and expenses absorbed/recovered	1.49%[5]	1.51%[5]	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.47%	3.26%[5]	3.13%	3.54%	2.07%
After fees waived and expenses absorbed/recovered	2.45%	3.28%[5]	3.12%	3.53%	2.09%

Portfolio turnover rate	14%	4%	8%	24%	6%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	If tax reclaim service fees and excise tax expenses had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2025 and been lowered by 0.01% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.96	$8.65	$8.43	$9.10	$7.63
Income from Investment Operations:
Net investment income (loss) [1]	0.31	0.33	0.31	0.34	0.21
Net realized and unrealized gain (loss)	3.28	1.31	0.21	(0.77)	1.47
Total from investment operations	3.59	1.64	0.52	(0.43)	1.68

Less Distributions:
From net investment income	(0.36)	(0.33)	(0.30)	(0.24)	(0.21)
From net realized gain	(0.04)	-	-	-	-
Total distributions	(0.40)	(0.33)	(0.30)	(0.24)	(0.21)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	-
Net asset value, end of period	$13.15	$9.96	$8.65	$8.43	$9.10

Total return[4]	36.85%	19.28%	6.06%	(4.79)%	22.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,166	$23,571	$22,382	$14,502	$4,284

Ratio of expenses to average net assets:
(including tax reclaim service fees and excise tax expenses)
Before fees waived and expenses absorbed/recovered	1.22%[5]	1.28%[5]	1.24%	1.24%	1.27%
After fees waived and expenses absorbed/recovered	1.24%[5]	1.26%[5]	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.72%	3.51%[5]	3.38%	3.79%	2.32%
After fees waived and expenses absorbed/recovered	2.70%	3.53%[5]	3.37%	3.78%	2.34%

Portfolio turnover rate	14%	4%	8%	24%	6%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	If tax reclaim service fees and excise tax expenses had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2025 and been lowered by 0.01% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.25	$8.83	$8.43	$15.69	$12.15
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.17	0.12	(0.07)	(0.12)
Net realized and unrealized gain (loss)	1.45	1.37	0.33	(4.40)	3.74
Total from investment operations	1.68	1.54	0.45	(4.47)	3.62

Less Distributions:
From net investment income	(0.19)	(0.12)	(0.05)	-	-
From net realized gain	-	-	-	(2.79)	(0.08)
Total distributions	(0.19)	(0.12)	(0.05)	(2.79)	(0.08)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$11.74	$10.25	$8.83	$8.43	$15.69

Total return[4]	16.73%	17.55%	5.26%	(34.57)%	29.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,846	$74,354	$68,564	$60,155	$104,913

Ratio of expenses to average net assets:
(including interest expense)
Before fees waived and expenses absorbed	1.84%[5]	1.86%[5]	1.93%	2.01%	1.81%
After fees waived and expenses absorbed	1.75%[5]	1.75%[5]	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.07%	1.66%	1.08%	(0.91)%	(0.85)%
After fees waived and expenses absorbed	2.16%	1.77%	1.26%	(0.65)%	(0.79)%

Portfolio turnover rate	11%	37%	71%	31%	47%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.58	$9.11	$8.70	$16.07	$12.41
Income from Investment Operations:
Net investment income (loss) [1]	0.26	0.20	0.15	(0.04)	(0.09)
Net realized and unrealized gain (loss)	1.50	1.41	0.33	(4.54)	3.83
Total from investment operations	1.76	1.61	0.48	(4.58)	3.74

Less Distributions:
From net investment income	(0.22)	(0.14)	(0.07)	-	-
From net realized gain	-	-	-	(2.79)	(0.08)
Total distributions	(0.22)	(0.14)	(0.07)	(2.79)	(0.08)

Redemption fee proceeds[1,2]	-	-	- [3]	-	-
Net asset value, end of period	$12.12	$10.58	$9.11	$8.70	$16.07

Total return[4]	16.97%	17.86%	5.48%	(34.40)%	30.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,173	$15,486	$11,855	$5,172	$4,448

Ratio of expenses to average net assets:
(including interest expense)
Before fees waived and expenses absorbed	1.59%[5]	1.61%[5]	1.68%	1.76%	1.56%
After fees waived and expenses absorbed	1.50%[5]	1.50%[5]	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.32%	1.91%	1.33%	(0.66)%	(0.60)%
After fees waived and expenses absorbed	2.41%	2.02%	1.51%	(0.40)%	(0.54)%

Portfolio turnover rate	11%	37%	71%	31%	47%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.85	$8.32	$7.73	$11.12	$13.51
Income from Investment Operations:
Net investment income (loss) [1]	(0.08)	(0.04)	(0.02)	(0.03)	0.19
Net realized and unrealized gain (loss)	6.79	3.57	0.61	(3.10)	(1.43)
Total from investment operations	6.71	3.53	0.59	(3.13)	(1.24)

Less Distributions:
From net investment income	(0.96)	-	-	(0.26)	(1.15)
Total distributions	(0.96)	-	-	(0.26)	(1.15)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$17.60	$11.85	$8.32	$7.73	$11.12

Total return[4]	62.62%	42.43%	7.63%	(28.63)%	(10.56)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$297,987	$209,469	$162,861	$146,737	$203,354

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.33%[5]	1.37%[5]	1.39%[5]	1.40%[5]	1.40%[5]
After fees waived and expenses absorbed/recovered	1.33%[5]	1.37%[5]	1.39%[5]	1.40%[5]	1.40%[5]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.64)%	(0.41)%	(0.19)%	(0.30)%	1.54%
After fees waived and expenses absorbed/recovered	(0.64)%	(0.41)%	(0.19)%	(0.30)%	1.54%

Portfolio turnover rate	26%	26%	19%	13%	10%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2025. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.98	$8.39	$7.77	$11.19	$13.59
Income from Investment Operations:
Net investment income (loss) [1]	(0.05)	(0.02)	0.01 [2]	- [3]	0.22
Net realized and unrealized gain (loss)	6.86	3.61	0.61	(3.13)	(1.45)
Total from investment operations	6.81	3.59	0.62	(3.13)	(1.23)

Less Distributions:
From net investment income	(0.98)	-	-	(0.29)	(1.17)
Total distributions	(0.98)	-	-	(0.29)	(1.17)

Redemption fee proceeds[1,4]	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$17.81	$11.98	$8.39	$7.77	$11.19

Total return[5]	63.03%	42.79%	7.98%	(28.51)%	(10.39)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$174,452	$58,926	$28,029	$15,286	$16,590

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.08%[6]	1.12%[6]	1.14%[6]	1.15%[6]	1.15%[6]
After fees waived and expenses absorbed/recovered	1.08%[6]	1.12%[6]	1.14%[6]	1.15%[6]	1.15%[6]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.39)%	(0.16)%	0.06%	(0.05)%	1.79%
After fees waived and expenses absorbed/recovered	(0.39)%	(0.16)%	0.06%	(0.05)%	1.79%

Portfolio turnover rate	26%	26%	19%	13%	10%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Per share net investment income may not correspond with the net investment income of the Fund because Class I shares receive a relatively small portion of the Fund’s gross expenses and do not bear distribution fees.
[3]	Amount represents less than $0.01 per share.
[4]	Effective May 15, 2023, redemption fees were removed.
[5]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2025. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Fund (the “Emerging Markets Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2025 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2026, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses Class A Shares††	Total Limit on Annual Operating Expenses Class I Shares††
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The investment advisory fees are calculated daily based on each Fund’s average daily net assets.
††	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the year ended October 31, 2025, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$173,719
Emerging Markets Fund	81,747

For the year ended October 31, 2025, the Advisor recovered $20,636 of its previously waived advisory fees for the International Dividend Income Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At October 31, 2025, the amount of these potentially recoverable expenses was $502,608 and $326,460 for the International Bond Fund and Emerging Markets Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Bond Fund	Emerging Markets Fund
2026	$161,772	$147,804
2027	167,117	96,909
2028	173,719	81,747
Total	$502,608	$326,460

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2025 are reported on the Statements of Operations.

Distribution Services, LLC serves as the Funds’ distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC served as the Funds’ Distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2025, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2025 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2025, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund

Cost of investments	$129,659,785	$69,230,693	$152,513,575	$93,098,274	$291,391,937

Gross unrealized appreciation	$47,898,557	$1,592,689	$50,471,076	$22,769,145	$178,995,635

Gross unrealized depreciation	(9,208,107)	(3,655,569)	(13,156,686)	(8,793,836)	(6,674,264)

Net unrealized appreciation (depreciation) on investments	$38,690,450	$(2,062,880)	$37,314,390	$13,975,309	$172,321,371

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) income (loss) as follows:

Increase (Decrease)
Funds	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
International Value Fund	$494	$(494)
International Bond Fund	(284)	284
International Dividend Income Fund	883	(883)
Emerging Markets Fund	35	(35)
Gold Fund	1,019	(1,019)

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Undistributed ordinary income	$1,405,005	$366,207	$160,032	$1,250,072	$35,928,302
Undistributed long-term gains	9,792,069	-	9,304,713	-	-
Tax accumulated earnings	11,197,074	366,207	9,464,745	1,250,072	35,928,302

Accumulated capital and other losses	-	(1,206,085)	-	(6,616,686)	(22,176,245)
Unrealized appreciation (depreciation) on investments	38,690,450	(2,062,880)	37,314,390	13,975,309	172,321,371
Unrealized appreciation (depreciation) on foreign currency translations	16,650	(100,926)	26,545	(591)	(1,596)
Unrealized deferred non-U.S. taxes	-	-	-	(249,891)	-

Unrealized deferred compensation	(26,435)	(24,348)	(26,089)	(27,306)	(29,760)
Total accumulated earnings (deficit)	$49,877,739	$(3,028,032)	$46,779,591	$8,330,907	$186,042,072

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

The tax character of distributions paid during the fiscal years ended October 31, 2025 and 2024 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income	$2,192,589	$2,728,379	$1,788,477	$1,553,552	$3,502,247	$3,967,340
Net long-term capital gains	-	-	-	-	468,067	-
Total distributions paid	$2,192,589	$2,728,379	$1,788,477	$1,553,552	$3,970,314	$3,967,340

	Emerging Markets Fund		Gold Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary Income	$1,686,716	$1,081,005	$21,263,668	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$1,686,716	$1,081,005	$21,263,668	$-

At October 31, 2025, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$-	$-	$-
International Bond Fund	107,303	1,098,782	1,206,085
International Dividend Income Fund	-	-	-
Emerging Markets Fund*	1,048,533	5,568,153	6,616,686
Gold Fund	1,810,723	20,365,522	22,176,245

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2025, the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund, and Gold Fund utilized $43,371, $87,508, $0, $2,235,773 and $0 of their capital loss carryovers, respectively.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

Note 5 – Investment Transactions

For the year ended October 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$41,216,582	$41,919,124
International Bond Fund	24,697,881	11,710,273
International Dividend Income Fund	37,313,720	18,618,481
Emerging Markets Fund	21,265,771	8,762,107
Gold Fund	87,270.881	79,742,549

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2025, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to UMB Distribution Services, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2025, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2025, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks	$148,342,129	$-	$-	$148,342,129
Short-Term Investments	20,008,106	-	-	20,008,106
Total Investments	$168,350,235	$-	$-	$168,350,235

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

International Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$897	$-	$-	$897
Fixed Income Securities
Basic Materials	-	1,036,578	-	1,036,578
Communications	-	2,181,806	-	2,181,806
Consumer, Cyclical	-	3,256,995	-	3,256,995
Energy	-	6,154,265	-	6,154,265
Financial	-	2,272,387	-	2,272,387
Government	-	46,276,623	-	46,276,623
Technology	-	1,679,039	-	1,679,039
Short-Term Investments	4,309,223	-	-	4,309,223
Total Investments	$4,310,120	$62,857,693	$-	$67,167,813

International Dividend Income Fund	Level 1	Level 2***	Level 3	Total
Investments
Common Stocks
Basic Materials	$41,130,250	$-	$-	$41,130,250
Communications	26,677,570	-	-	26,677,570
Consumer, Cyclical	7,779,536	-	-	7,779,536
Consumer, Non-cyclical	33,921,854	-	-	33,921,854
Energy	17,339,743	-	62,985	17,402,728
Financial	17,558,277	-	-	17,558,277
Technology	7,256,490	-	-	7,256,490
Utilities	24,644,135	-	-	24,644,135
Short-Term Investments	13,437,125	-	-	13,437,125
Total Investments	$189,764,980	$-	$62,985	$189,827,965

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$6,197,772	$4,523,171	$0	$10,720,943
Communications	2,685,315	15,168,008	-	17,853,323
Consumer, Cyclical	826,493	15,080,279	-	15,906,772
Consumer, Non-cyclical	5,741,041	20,485,679	-	26,226,720
Energy	613,356	-	-	613,356
Financial	6,436,668	4,060,019	-	10,496,687
Industrial	3,557,563	4,005,185	-	7,562,748
Technology	911,350	11,235,794	-	12,147,144
Utilities	-	1,804,440	-	1,804,440
Short-Term Investments	3,741,450	-	-	3,741,450
Total Investments	$30,711,008	$76,362,575	$0	$107,073,583

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$7,093,405	$-	$5,468,416	$12,561,821
Gold Exploration	55,976,674	-	-	55,976,674
Gold Mining	123,549,645	-	0	123,549,645
Precious Metals Exploration	20,029,466	-	-	20,029,466
Royalty Companies	162,952,970	-	4,249,999	167,202,969
Silver: Exploration and Mining	56,461,786	-	-	56,461,786
Warrants
Diversified Exploration and Mining	-	0	-	0
Gold Exploration	-	1,691,501	-	1,691,501
Gold Mining	-	0	-	0
Precious Metals Exploration	-	334,201	-	334,201
Royalty Companies	-	27,435	-	27,435
Silver: Exploration and Mining	-	0	-	0
Short-Term Investments	25,877,810	-	-	25,877,810
Total Investments	$451,941,756	$2,053,137	$9,718,415	$463,713,308

*	The Fund did not hold any Level 2 and 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
***	The Fund did not hold any Level 2 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

The Level 3 investments for Emerging Markets Fund are not material in relation to net assets.

International Dividend Income Fund – Common Stocks
Beginning balance October 31, 2024	$-
Transfers into Level 3 during the period	62,985
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Net change in unrealized appreciation/(depreciation)[1]	-
Net purchases	-
Net sales	-
Balance as of October 31, 2025	$62,985

[1]	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at October 31, 2025 was $(785,242).

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2024	$8,237,574	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(4,026,420)	-
Total realized gain/(loss)	(953)	-
Net change in unrealized appreciation/(depreciation)[1]	(7,522)	-
Net purchases	5,539,185	-
Net sales	(23,449)	-
Balance as of October 31, 2025	$9,718,415	$-

[1]	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at October 31, 2025 was $1,256,220.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2025:

	Fair Value October 31, 2025	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
International Dividend Income Fund – Common Stocks	$62,985	Market Approach	Liquidity Discount	0% - 50%	N/A	Decrease
Gold Fund – Common Stocks	9,718,415	Market Approach	Subscription Price	$0.65 - $3.30	N/A	Increase
Gold Fund – Common Stocks	-	Asset Approach	Probability of Recovery	0%	N/A	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the year ended October 31, 2025. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2025 by risk category are as follows:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$2,053,137

Gold Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants
Equity contracts	$1,928,271

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2025 are as follows:

Derivatives not designated as hedging instruments		Gold Fund
Equity contracts	Warrants	Average market value	$718,371

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

					Change in
	Value			Net	Unrealized
	Beginning			Realized	Appreciation	Value End	Dividend
	of Period	Additions	Reductions	Gain (Loss)	(Depreciation)	of Period	Income*
Common Stocks

Diversified Exploration and Mining - 1.1%
Gold Hart Corp. (1)(3)	$-	$1,073,686	$-	$-	$280,941	$1,354,627	$-
Nuvau Minerals Corp. (1)(3)(4)	5,314,563	-	(1,303,837)	(953)	16,647	4,026,420	-
						5,381,047

Gold Exploration - 6.3%
Alpha Exploration Ltd. (3)(4)	3,514,491	413,651	(120,265)	(9,060)	(1,122,413)	2,676,404	-
Angus Gold, Inc. (2)(3)	1,372,630	80,544	(2,078,977)	384,184	241,619	-	-
Aurion Resources, Ltd. (3)	5,104,986	17,475	-	-	2,765,574	7,888,035	-
Dryden Gold Corp. (2)(3)	915,139	-	(940,275)	57,345	(32,209)	-	-
Heliostar Metals Ltd. (3)	6,607,714	-	(1,056,751)	627,066	12,859,620	19,037,649	-
Radius Gold, Inc. (2)(3)	287,274	-	(470,721)	(45,530)	228,977	-	-
Revival Gold, Inc. (2)(3)	2,346,962	-	(2,734,050)	(107,290)	494,378	-	-
Scorpio Gold Corp. (2)(3)(4)	1,237,400	415,628	(1,648,744)	(17,952)	13,668	-	-
						29,602,088

Precious Metals Exploration - 0.8%
Kenorland Minerals Ltd. (2)(3)	3,245,397	-	(2,424,611)	28,294	(849,080)	-	-
Midland Exploration, Inc. (3)	1,354,645	39,417	(51,395)	(163,291)	809,860	1,989,236	-
Mundoro Capital, Inc. (3)	1,204,790	-	(15,785)	789	615,046	1,804,840	-
						3,794,076

Royalty Companies - 1.2%
Orogen Royalties, Inc. (1)(3)	9,201,350	7,457,529	(23,842,175)	10,673,851	1,233,470	4,724,025	-
Silver Crown Royalties, Inc. (3)	1,136,168	-	(60,924)	(29,580)	(263,217)	782,447	-
						5,506,472

Total				$11,397,873	$17,292,881	$44,283,683	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

	Shares				Shares
	Beginning			Stock	End
	of Period	Purchases	Sales	Split	of Period
Common Stocks

Diversified Exploration and Mining - 1.1%
Gold Hart Corp. (1)(3)	-	7,600,000	-	-	7,600,000
Nuvau Minerals Corp. (1)(3)(4)	8,222,220	-	(37,500)	-	8,184,720

Gold Exploration - 6.3%
Alpha Exploration Ltd. (3)(4)	6,612,942	857,142	(251,000)	-	7,219,084
Angus Gold, Inc. (2)(3)	3,822,500	300,000	(4,122,500)	-	-
Aurion Resources, Ltd. (3)	10,609,228	29,000	-	-	10,638,228
Dryden Gold Corp. (2)(3)	7,964,000	-	(2,114,000)	-	5,850,000
Heliostar Metals Ltd. (3)	16,141,370	-	(1,550,000)	-	14,591,370
Radius Gold, Inc. (2)(3)	4,000,000	-	(700,000)	-	3,300,000
Revival Gold, Inc. (2)(3)	9,611,500	-	(4,538,500)	-	5,073,000
Scorpio Gold Corp. (2)(3)(4)	12,306,833	7,500,000	(11,054,500)	-	8,752,333

Precious Metals Exploration - 0.8%
Kenorland Minerals Ltd. (2)(3)	3,862,300	-	(146,900)	-	3,715,400
Midland Exploration, Inc. (3)	5,894,400	200,000	(220,500)	-	5,873,900
Mundoro Capital, Inc. (3)	8,829,204	-	(100,000)	-	8,729,204

Royalty Companies - 1.2%
Orogen Royalties, Inc. (1)(3)	8,715,619	6,693,492	(12,327,289)	-	3,081,822
Silver Crown Royalties, Inc. (3)	200,000	-	(12,400)	-	187,600

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Net of foreign withholding taxes.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

Note 13 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The EuroPac International Bond Fund declared the payment of a distribution to be paid, on November 26, 2025, to shareholders of record on November 25, 2025, as follows:

		Long Term Capital Gain		Short Term Capital Gain		Income
International Bond Fund	Class A Shares	$	None	$	None	$0.03790
International Bond Fund	Class I Shares		None		None	0.03796

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2025

The Funds declared the payment of a distribution to be paid, on December 18, 2025, to shareholders of record on December 17, 2025, as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
International Value Fund	Class A Shares	$0.77770	$0.10624	$0.00424
International Value Fund	Class I Shares	0.77770	0.10624	0.00913
International Bond Fund	Class A Shares	None	None	0.14818
International Bond Fund	Class I Shares	None	None	0.15010
International Dividend Income Fund	Class A Shares	0.65669	None	0.06756
International Dividend Income Fund	Class I Shares	0.65669	None	0.10473
Emerging Markets Fund	Class A Shares	None	None	0.22867
Emerging Markets Fund	Class I Shares	None	None	0.25203
Gold Fund	Class A Shares	None	None	1.35463
Gold Fund	Class I Shares	None	None	1.39149

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Euro Pacific Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Fund and EuroPac Gold Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2025

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, International Dividend Fund, Emerging Markets Fund and Gold Fund designates income dividends of 100%, 0%, 100%, 100% and 6.09% as qualified dividend income paid during the fiscal year ended October 31, 2025.

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2025, 5.77%, 0%, 3.28%, 0% and .61% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, International Dividend Fund, Emerging Markets Fund and Gold Fund, respectively.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund, International Dividend Income Fund and the Gold Fund designates $2,102,326, $3,747,110 and $1,863,817 of income derived from foreign sources and $296,246, $441,249 and $302,839 of foreign taxes paid for the period ended October 31, 2025.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2025, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
International Value Fund	$0.1669	$0.0235
International Dividend Income Fund	$0.2595	$0.0306
Gold Fund	$0.0697	$0.0113

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal: To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/9/2026